LONG-TERM DEBT / INTEREST EXPENSE	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT / INTEREST EXPENSE
LONG-TERM DEBT / INTEREST EXPENSE

NOTE 8. LONG-TERM DEBT/INTEREST EXPENSE

        Long-term debt consisted of the following:

	December 31,
	2011	2010
	(in thousands)
2011 Senior Credit Facility(a)	$897,387	$—
2007 Senior Credit Facility	—	644,382
Senior Notes	—	298,372
Senior Subordinated Notes	—	110,000
Mortgage	4,135	5,711
Capital leases	20	34

Total Debt	$901,542	$1,058,499
Less: current maturities	(1,592)	(28,070)

Long-term Debt	$899,950	$1,030,429

        At December 31, 2011, the Company's total debt principal maturities are as follows:

Year Ending December 31,	Senior Credit Facility(a)	Mortgage Loan/ Capital Leases	Total
	(in thousands)
2012	$—	$1,592	$1,592
2013	—	1,812	1,812
2014	—	751	751
2018	900,000	—	900,000

	$900,000	$4,155	$904,155

(a)
The Senior Credit Facility includes the balance of the initial original issue discount of $2.6 million.

        The Company's net interest expense is as follows:

	For the year ended December 31,
	2011	2010	2009
	(in thousands)
Senior Credit Facility:
Term Loan	$38,356	$29,185	$32,775
Revolver	598	445	489
Early extinguishment of debt	19,855	—	—
Deferred financing fees amortization	2,412	4,282	4,104
Mortgage	766	445	544
OID amortization	344	412	374
Interest income	(1,110)	(658)	(174)
Senior Notes	4,808	19,440	20,003
Senior Subordinated Notes	3,055	11,825	11,825
Termination of interest rate swaps	5,819	—	—

Interest expense, net	$74,903	$65,376	$69,940

        The following is a summary of the Company's debt:

        Senior Credit Facility.    On March 4, 2011, Centers entered into the Senior Credit Facility, consisting of the Term Loan Facility and the Revolving Credit Facility. As of December 31, 2011, the Company believes that it is in compliance with all covenants under the Senior Credit Facility. As of December 31, 2011, $8.0 million of the Revolving Credit Facility was pledged to secure letters of credit. The Senior Credit Facility permits the Company to prepay a portion or all of the outstanding balance without incurring penalties (except London Interbank Offering Rate ("LIBOR") breakage costs). GNC Corporation, the Company's indirect wholly owned subsidiary ("GNC Corporation"), and Centers' existing and future domestic subsidiaries have guaranteed Centers' obligations under the Senior Credit Facility. In addition, the Senior Credit Facility is collateralized by first priority pledges (subject to permitted liens) of Centers' equity interests and the equity interests of Centers' domestic subsidiaries.

        All borrowings under the Term Loan Facility and, initially, borrowings under the Revolving Credit Facility, bear interest, at the Company's option, at a rate per annum equal to (A) the sum of (i) the greatest of (a) the prime rate (as publicly announced by JPMorgan Chase Bank, N.A. as its prime rate in effect), (b) the federal funds effective rate plus 0.50%, (c) one month adjusted LIBOR plus 1.0% and (d) 2.25% plus (ii) the applicable margin of 2.0% or (B) the sum of (i) the greater of (a) adjusted LIBOR or (b) 1.25% plus (ii) the applicable margin of 3.0%. Effective on and after the first date on which quarterly financial statements are delivered to the lenders pursuant to the Senior Credit Facility following the first full quarter ending six months after the closing date of the Senior Credit Facility, borrowings under the Revolving Credit Facility shall have an applicable margin of 1.75% for ABR Loans and 2.75% for Eurodollar Loans provided our consolidated net senior secured leverage ratio is not greater than 3.25 to 1.00 and no event of default exists. In addition to paying interest on outstanding principal under the Senior Credit Facility, the Company is required to pay a commitment fee to the lenders under the Revolving Credit Facility in respect of unutilized revolving loan commitments at a rate of 0.50% per annum, as well as letter of credit fees of 3.0% to lenders and 0.25% to the issuing bank. As of December 31, 2011, the Company's current interest rate on its Senior Credit Facility is 4.25%, as a result of the interest rate minimum requirement as described above.

        In connection with the Refinancing, Centers used a portion of the net proceeds from the Term Loan Facility to refinance its former indebtedness, including all outstanding indebtedness under the Old Senior Credit Facility, the Senior Notes and the Senior Subordinated Notes.

        Old Senior Credit Facility.    The Old Senior Credit Facility consisted of the Old Term Loan Facility and the Old Revolving Credit Facility. As of December 31, 2010, $8.8 million was pledged to secure letters of credit. The Old Senior Credit Facility permitted the Company to prepay a portion or all of the outstanding balance without incurring penalties (except LIBOR breakage costs). GNC Corporation and Centers' then existing indirect domestic subsidiaries guaranteed Centers' obligations under the Old Senior Credit Facility. In addition, the Old Senior Credit Facility was collateralized by first priority pledges (subject to permitted liens) of Centers' equity interests and the equity interests of Centers' domestic subsidiaries.

        All borrowings under the Old Senior Credit Facility bore interest, at the Company's option, at a rate per annum equal to (i) the higher of (x) the prime rate (as publicly announced by JPMorgan Chase Bank, N.A. as its prime rate in effect) and (y) the federal funds effective rate, plus 0.50% per annum plus, at December 31, 2010, in each case, applicable margins of 1.25% per annum for the Old Term Loan Facility and 1.0% per annum for the Old Revolving Credit Facility or (ii) adjusted LIBOR plus 2.25% per annum for the Old Term Loan Facility and 2.0% per annum for the Old Revolving Credit Facility. In addition to paying interest on outstanding principal under the Old Senior Credit Facility, the Company was required to pay a commitment fee to the lenders under the Old Revolving Credit Facility in respect of unutilized revolving loan commitments at a rate of 0.50% per annum.

        Senior Notes.    Together with Holdings' wholly owned subsidiary GNC Acquisition Inc. ("GNC Acquisition"), Holdings entered into an Agreement and Plan of Merger (the "Merger Agreement") with GNC Parent Corporation on February 8, 2007. Pursuant to the Merger Agreement, and on March 16, 2007, GNC Acquisition was merged with and into GNC Parent Corporation, with GNC Parent Corporation as the surviving corporation and Holdings' direct wholly owned subsidiary (the "Merger"). In connection with the Merger, Centers completed a private offering of $300.0 million of its Senior Notes. Interest on the Senior Notes was payable semi-annually in arrears on March 15 and September 15 of each year. Interest on the Senior Notes accrued at a variable rate and was 5.8% at December 31, 2010. The Senior Notes were Centers' senior non-collateralized obligations and were effectively subordinated to all of Centers' existing collateralized debt, including the Old Senior Credit Facility, to the extent of the assets securing such debt, ranked equally with all of Centers' existing non-collateralized senior debt and ranked senior to all Centers' existing senior subordinated debt, including the Senior Subordinated Notes. The Senior Notes were guaranteed on a senior non-collateralized basis by each of Centers' then existing domestic subsidiaries (as defined in the Senior Notes indenture).

        Senior Subordinated Notes.    In connection with the Merger, Centers completed a private offering of $110.0 million of Centers' Senior Subordinated Notes. The Senior Subordinated Notes were Centers' senior subordinated non-collateralized obligations and were subordinated to all its existing senior debt, including the Old Senior Credit Facility and the Senior Notes, and ranked equally with all of Centers' existing senior subordinated debt and ranked senior to all Centers' existing subordinated debt. The Senior Subordinated Notes were guaranteed on a senior subordinated non-collateralized basis by each of Centers' then existing domestic subsidiaries (as defined in the Senior Subordinated Notes indenture). Interest on the Senior Subordinated Notes accrued at the rate of 10.75% per year from March 16, 2007 and was payable semi-annually in arrears on March 15 and September 15 of each year, beginning on September 15, 2007.